Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

July 31, 2020

	Shares/Principal Amounts	Value

Asset-Backed Securities - 1.1%
PRPM LLC, 3.3510%, 7/25/24 (144A)	$2,552,416	$2,551,751
PRPM LLC, 3.3510%, 11/25/24 (144A)	2,758,366	2,743,854

Total Asset-Backed Securities (cost $5,291,930)		5,295,605

Mortgage-Backed Securities - 141.6%
Angel Oak Mortgage Trust, 2.5310%, 1/26/65 (144A) ‡	4,672,958	4,708,132
Angel Oak Mortgage Trust I LLC, 2.8100%, 1/25/47 (144A)‡	13,507	13,530
Angel Oak Mortgage Trust I LLC, 4.6290%, 1/25/47 (144A)‡	270,000	272,656
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A)‡	42,195	42,952
Angel Oak Mortgage Trust LLC, 2.7080%, 11/25/47 (144A)‡	18,276	18,328
Chase Home Lending Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0716%, 7/25/49 (144A)‡	745,133	745,115
COLT Mortgage Loan Trust, 2.5790%, 11/25/49 (144A)‡	3,283,784	3,322,419
COLT Mortgage Loan Trust, 2.0210%, 4/27/65 (144A)‡	5,696,178	5,612,211
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.3000%, 2.4716%, 8/25/31 (144A)‡	481,711	475,143
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1500%, 2.3216%, 9/25/31 (144A)‡	7,085,678	6,935,334
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A)‡	156,676	155,849
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A)‡	103,050	104,059
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A)‡	58,435	58,286
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A)‡	129,123	131,393
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A)‡	121,744	121,914
Eagle RE, Ltd., ICE LIBOR USD 1 Month + 0.9000%, 1.0716%, 1/25/30 (144A)‡	1,200,000	1,188,182
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.8500%, 2.0216%, 10/25/27‡	14,540	14,551
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 0.9216%, 3/25/30‡	567,650	564,351
Federal Home Loan Mortgage Corp., 3.0000%, 5/1/31	206,619	218,920
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/31	25,696	27,023
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3500%, 0.5248%, 2/15/32‡	44,325	44,337
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.6500%, 0.8248%, 3/15/32‡	63,003	63,663
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 0.6748%, 7/15/32‡	50,877	51,156
Federal Home Loan Mortgage Corp., 3.0000%, 9/1/32	198,248	210,280
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/33	103,090	109,347
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.4000%, 0.5748%, 1/15/33‡	41,482	41,551
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/33	992,600	1,043,869
Federal Home Loan Mortgage Corp., 2.5000%, 11/1/34	1,865,685	1,979,851
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.2500%, 0.4248%, 9/15/35‡	37,417	37,535
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 0.7648%, 10/15/37‡	110,255	111,385
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3000%, 0.4748%, 8/15/40‡	85,264	85,273
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 0.6748%, 9/15/40‡	118,965	119,553
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 0.7248%, 4/15/41‡	392,462	396,461
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/42	115,666	125,645
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	143,783	156,189
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	119,818	130,155
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/43	2,022	2,172
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	1,129	1,211
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	5,700,630	6,125,689
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	453	491
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/43	104,702	112,509
Federal Home Loan Mortgage Corp., 3.0000%, 6/1/43	489,890	499,523
	Shares/Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	$54,774	$59,334

Federal Home Loan Mortgage Corp., 3.0000%, 11/1/43	2,133,177	2,291,478
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	610,235	661,035
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,220,982	1,322,626
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/46	1,964,377	2,082,972
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/46	4,474,077	4,856,254
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	30,566	32,898
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/47	19,374,158	20,543,837
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	345,249	375,908
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/47	7,032,017	7,428,551
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/47	3,097,957	3,284,990
Federal Home Loan Mortgage Corp., 4.0000%, 11/1/47	838,535	927,875
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/47	41,662	45,221
Federal Home Loan Mortgage Corp., 4.5000%, 8/1/48	294,247	311,036
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	822,638	908,482
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	69,592	76,121
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	798,099	865,071
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	1,026,259	1,094,199
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	205,396	219,121
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	210,508	226,782
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	4,752,133	5,070,071
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	946,653	1,001,488
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	2,980,355	3,137,572
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	2,632,725	2,771,605
Federal Home Loan Mortgage Corp., 3.5000%, 9/1/49	1,097,075	1,161,308
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	2,722,731	2,877,732
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	529,379	560,250
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	605,623	640,940
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	828,669	875,844
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	235,224	249,162
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	823,211	870,075
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	980,158	1,038,236
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/50	895,979	949,068
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/50	1,178,293	1,248,111
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/50	800,103	849,155
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/50	1,740,425	1,867,987
Federal Home Loan Mortgage Corp., 3.0000%, 5/1/50	9,887,643	10,509,944
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.5000%, 1.6716%, 6/25/50 (144A)‡	2,000,000	1,995,000
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 3.0000%, 3.1716%, 6/25/50 (144A)‡	4,748,000	4,705,114
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.5500%, 1.7258%, 7/25/50 (144A)‡	7,000,000	7,004,910
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 4.9000%, 5.0716%, 11/25/24‡	1,487,733	1,498,741
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.0000%, 5.1716%, 7/25/25‡	3,536,708	3,579,978
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.7000%, 5.8716%, 4/25/28‡	1,570,321	1,612,239
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 6.0000%, 6.1716%, 9/25/28‡	435,635	449,853
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.9000%, 6.0716%, 10/25/28‡	2,116,651	2,210,598
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 4.2500%, 4.4216%, 1/25/29‡	3,380,206	3,415,295
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.9500%, 1.1216%, 10/25/29‡	25,239	25,034
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.3500%, 2.5216%, 1/25/31‡	64,455	62,409
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.0000%, 2.1716%, 3/25/31‡	2,390,538	2,292,000
Federal National Mortgage Association, 2.5000%, 8/1/31	32,538	34,217
	Shares/Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 2.5000%, 10/1/31	$31,713	$33,497
Federal National Mortgage Association, 2.5000%, 2/1/32	29,455	31,180
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5716%, 4/25/32‡	52,216	52,304
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 0.7216%, 4/25/32‡	39,856	40,093
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6716%, 9/25/33‡	54,207	54,455
Federal National Mortgage Association, 3.0000%, 11/1/34	131,748	140,599
Federal National Mortgage Association, 3.0000%, 12/1/34	137,851	147,077

Federal National Mortgage Association, 1.5000%, TBA, 15 Year Maturity(a)	25,000,000	25,640,050
Federal National Mortgage Association, 1.5000%, TBA, 15 Year Maturity(a)	20,000,000	20,465,164
Federal National Mortgage Association, 2.0000%, TBA, 15 Year Maturity(a)	4,206,000	4,367,679
Federal National Mortgage Association, 2.5000%, TBA, 15 Year Maturity(a)	14,711,589	15,441,137
Federal National Mortgage Association, 2.5000%, TBA, 15 Year Maturity(a)	14,711,589	15,421,276
Federal National Mortgage Association, 3.0000%, TBA, 15 Year Maturity(a)	12,686,555	13,317,204
Federal National Mortgage Association, 3.5000%, TBA, 15 Year Maturity(a)	6,002,089	6,299,132
Federal National Mortgage Association, 4.0000%, TBA, 15 Year Maturity(a)	851,500	901,015
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4716%, 10/25/35‡	45,065	45,271
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.5216%, 4/25/36‡	147,657	147,586
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5200%, 0.6916%, 9/25/37‡	47,177	47,437
Federal National Mortgage Association, 3.0000%, 4/1/38	345,439	370,624
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.5216%, 5/25/38‡	71,244	71,452
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5716%, 9/25/40‡	31,953	32,056
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 53.2881%, 10/25/40‡	41,248	212,015
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 0.6016%, 11/25/40‡	31,571	31,640
Federal National Mortgage Association, 3.0000%, 9/1/42	567,936	609,761
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5716%, 9/25/42‡	23,424	23,441
Federal National Mortgage Association, 3.0000%, 10/1/42	373,952	401,471
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.5216%, 10/25/42‡	254,116	253,979
Federal National Mortgage Association, 3.0000%, 1/1/43	677,636	727,540
Federal National Mortgage Association, 3.0000%, 1/1/43	354,156	380,664
Federal National Mortgage Association, 3.0000%, 2/1/43	20,778	22,294
Federal National Mortgage Association, 3.0000%, 2/1/43	284,268	305,202
Federal National Mortgage Association, 3.5000%, 2/1/43	1,521,284	1,652,188
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6716%, 2/25/43‡	77,966	78,356
Federal National Mortgage Association, 3.0000%, 3/1/43	726,403	779,407
Federal National Mortgage Association, 3.0000%, 3/1/43	246,769	264,775
Federal National Mortgage Association, 3.5000%, 4/1/43	2,813,974	3,045,872
Federal National Mortgage Association, 3.0000%, 5/1/43	204,506	219,429
Federal National Mortgage Association, 3.0000%, 5/1/43	1,974,282	2,144,880
Federal National Mortgage Association, 3.0000%, 5/1/43	2,762,715	2,935,345
Federal National Mortgage Association, 4.0000%, 6/1/43	107,284	117,228
Federal National Mortgage Association, 3.0000%, 8/1/43	562,972	604,017
Federal National Mortgage Association, 3.5000%, 11/1/43	362,147	393,309
Federal National Mortgage Association, 3.5000%, 12/1/43	26,263,040	28,427,369
Federal National Mortgage Association, 3.0000%, 10/1/44	1,932,761	2,077,422
Federal National Mortgage Association, 3.5000%, 2/1/45	6,954,046	7,527,127
Federal National Mortgage Association, 3.5000%, 2/1/45	365,750	395,892
Federal National Mortgage Association, 4.5000%, 6/1/45	11,587	12,867
Federal National Mortgage Association, 3.0000%, 7/1/45	1,109,969	1,190,961
Federal National Mortgage Association, 3.0000%, 1/1/46	41,116	43,685
	Shares/Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 3.5000%, 1/1/46	$132,722	$142,133
Federal National Mortgage Association, 3.0000%, 3/1/46	5,368,496	5,692,817
Federal National Mortgage Association, 3.0000%, 6/1/46	1,081,571	1,138,731
Federal National Mortgage Association, 3.0000%, 9/1/46	477,598	512,770
Federal National Mortgage Association, 3.0000%, 9/1/46	90,236	96,940
Federal National Mortgage Association, 3.0000%, 10/1/46	2,788,529	2,980,326
Federal National Mortgage Association, 3.0000%, 11/1/46	88,627	93,829
Federal National Mortgage Association, 3.0000%, 1/1/47	45,567	48,241
Federal National Mortgage Association, 3.0000%, 1/1/47	732,530	786,945
Federal National Mortgage Association, 3.0000%, 1/1/47	1,245,989	1,321,261
Federal National Mortgage Association, 3.0000%, 1/1/47	141,839	153,962
Federal National Mortgage Association, 3.5000%, 1/1/47	178,529	197,948
Federal National Mortgage Association, 4.0000%, 5/1/47	613,130	682,953
Federal National Mortgage Association, 4.5000%, 5/1/47	64,551	71,639
Federal National Mortgage Association, 4.0000%, 6/1/47	122,508	130,893
Federal National Mortgage Association, 4.0000%, 6/1/47	194,853	208,190
Federal National Mortgage Association, 4.0000%, 6/1/47	62,103	66,757
Federal National Mortgage Association, 4.0000%, 6/1/47	112,934	121,397
Federal National Mortgage Association, 4.5000%, 6/1/47	1,335,426	1,440,289
Federal National Mortgage Association, 4.0000%, 7/1/47	186,953	199,749

Federal National Mortgage Association, 4.0000%, 7/1/47	74,525	79,625
Federal National Mortgage Association, 4.0000%, 7/1/47	234,685	250,748
Federal National Mortgage Association, 4.0000%, 7/1/47	33,665	35,969
Federal National Mortgage Association, 4.5000%, 7/1/47	587,298	633,415
Federal National Mortgage Association, 4.5000%, 7/1/47	936,794	1,010,354
Federal National Mortgage Association, 4.5000%, 7/1/47	615,644	663,986
Federal National Mortgage Association, 3.5000%, 8/1/47	256,851	285,556
Federal National Mortgage Association, 4.0000%, 8/1/47	237,391	253,639
Federal National Mortgage Association, 4.0000%, 8/1/47	307,550	328,601
Federal National Mortgage Association, 4.5000%, 8/1/47	140,182	151,885
Federal National Mortgage Association, 4.5000%, 8/1/47	934,602	1,007,991
Federal National Mortgage Association, 4.0000%, 9/1/47	47,084	50,894
Federal National Mortgage Association, 4.5000%, 9/1/47	534,146	576,089
Federal National Mortgage Association, 4.0000%, 10/1/47	182,052	196,782
Federal National Mortgage Association, 4.0000%, 10/1/47	125,960	136,152
Federal National Mortgage Association, 4.0000%, 10/1/47	195,468	211,284
Federal National Mortgage Association, 4.0000%, 10/1/47	403,797	431,435
Federal National Mortgage Association, 4.0000%, 10/1/47	545,779	583,135
Federal National Mortgage Association, 4.5000%, 10/1/47	108,708	117,244
Federal National Mortgage Association, 4.5000%, 10/1/47	64,773	69,859
Federal National Mortgage Association, 3.5000%, 11/1/47	35,726	39,360
Federal National Mortgage Association, 4.0000%, 11/1/47	244,461	261,193
Federal National Mortgage Association, 4.0000%, 11/1/47	535,613	572,273
Federal National Mortgage Association, 4.5000%, 11/1/47	567,738	612,319
Federal National Mortgage Association, 3.5000%, 12/1/47	263,197	292,612
Federal National Mortgage Association, 4.0000%, 12/1/47	4,101,896	4,382,651
Federal National Mortgage Association, 4.0000%, 1/1/48	317,023	338,722
Federal National Mortgage Association, 3.0000%, 2/1/48	821,528	891,329
Federal National Mortgage Association, 3.5000%, 4/1/48	171,784	189,256
Federal National Mortgage Association, 3.0000%, 5/1/48	440,392	469,131
Federal National Mortgage Association, 5.0000%, 5/1/48	4,478,990	4,894,139
Federal National Mortgage Association, 4.5000%, 6/1/48	6,609,934	7,121,375
Federal National Mortgage Association, 3.0000%, 11/1/48	14,166,649	15,022,483
Federal National Mortgage Association, 3.5000%, 11/1/48	885,056	975,076
Federal National Mortgage Association, 4.0000%, 2/1/49	3,590,287	3,805,276
Federal National Mortgage Association, 3.5000%, 7/1/49	2,922,401	3,076,997
Federal National Mortgage Association, 3.0000%, 8/1/49	224,728	242,114
Federal National Mortgage Association, 3.0000%, 8/1/49	235,104	253,293
Federal National Mortgage Association, 3.0000%, 9/1/49	399,873	427,166
Federal National Mortgage Association, 4.0000%, 9/1/49	561,791	610,657
Federal National Mortgage Association, 3.0000%, 3/1/50	9,919,457	10,521,532
Federal National Mortgage Association, 3.0000%, 5/1/50	6,209,075	6,643,892
	Shares/Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 2.0000%, TBA, 30 Year Maturity(a)	$25,000,000	$25,834,000
Federal National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(a)	13,901,085	14,656,331
Federal National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(a)	44,373,937	47,133,552
Federal National Mortgage Association, 4.5000%, TBA, 30 Year Maturity(a)	4,203,000	4,518,225
Federal National Mortgage Association, 5.0000%, TBA, 30 Year Maturity(a)	696,000	761,250
Federal National Mortgage Association, 3.5000%, 8/1/56	68,954	75,112
Federal National Mortgage Association, 3.0000%, 2/1/57	2,558,417	2,766,827
Federal National Mortgage Association, 3.5000%, 2/1/57	2,647,765	2,915,792
Federal National Mortgage Association, 3.0000%, 6/1/57	150,592	162,756
Federal National Mortgage Association, 3.0000%, 9/1/57	269,084	290,821
Federal National Mortgage Association, 3.0000%, 5/1/58	1,005,160	1,086,358
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5766%, 8/16/29‡	43,276	43,473
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5868%, 7/20/34‡	77,071	77,301
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4766%, 8/16/34‡	53,701	53,689
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.2000%, 0.3868%, 6/20/35‡	46,232	46,027
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.1500%, 0.3368%, 8/20/35‡	51,186	50,884
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4868%, 4/20/37‡	18,680	18,669
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3100%, 0.4968%, 6/20/37‡	51,785	51,780
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3200%, 0.5068%, 7/20/37‡	79,517	79,536
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6868%, 10/20/37‡	25,721	25,918

Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6868%, 10/20/37‡	60,737	61,203
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6868%, 2/20/38‡	51,109	51,475
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6868%, 2/20/38‡	103,743	104,504
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 0.8868%, 5/20/39‡	41,589	41,589
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 0.7766%, 1/16/40‡	17,557	17,770
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.5368%, 6/20/40‡	8,402	8,420
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 0.6066%, 10/16/40‡	83,921	84,252
Government National Mortgage Association, 0%, 5/16/41 ¤	9,262,144	8,648,934
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4868%, 7/20/41‡	42,401	42,415
Government National Mortgage Association, ICE LIBOR USD 1 Month + 5.6800%, 5.4933%, 10/20/45‡,(b)	2,258,960	419,325
Government National Mortgage Association, ICE LIBOR USD 1 Month + 6.0500%, 5.8633%, 4/20/46‡,(b)	4,156,950	912,002
Government National Mortgage Association, 4.5000%, 2/20/48	4,728,000	5,091,505
Government National Mortgage Association, 4.0000%, 5/20/48	1,181,258	1,267,952
Government National Mortgage Association, 4.0000%, 6/20/48	3,922,138	4,197,733
Government National Mortgage Association, 4.5000%, 7/20/48	327,239	354,444
Government National Mortgage Association, 4.5000%, 11/20/48	827,627	890,322
Government National Mortgage Association, 5.0000%, 1/20/49	427,949	451,859
Government National Mortgage Association, 4.0000%, 2/20/49	926,361	978,401
Government National Mortgage Association, 5.5000%, 2/20/49	507,542	550,421
Government National Mortgage Association, 4.0000%, 4/20/49	940,810	972,308
Government National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(a)	35,913,600	37,841,801
Government National Mortgage Association, 3.0000%, TBA, 30 Year Maturity(a)	37,018,800	39,065,199
Government National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(a)	36,990,100	38,909,516
	Shares/Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Government National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(a)	$10,932,000	$11,598,524
Government National Mortgage Association, 4.5000%, TBA, 30 Year Maturity(a)	878,200	937,364
JP Morgan Mortgage Trust, 3.0000%, 6/25/45 (144A) ‡	1,683,684	1,741,460
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0716%, 12/25/49 (144A)‡	1,325,232	1,325,207
JP Morgan Mortgage Trust, ICE LIBOR USD 1 Month + 1.0000%, 1.1845%, 6/25/50 (144A)‡	1,473,845	1,473,807
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.0500%, 1.2216%, 11/25/51 (144A)‡	160,667	160,481
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.2500%, 1.4216%, 11/25/51 (144A)‡	3,186,000	3,169,523
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 0.8500%, 1.0216%, 11/25/51 (144A)‡	2,057,333	2,054,366
Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.1500%, 1.3216%, 11/25/52 (144A)‡	3,378,378	3,355,283
New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0716%, 1/25/48 (144A)‡	270,178	263,677
PRPM LLC, 4.5000%, 1/25/24 (144A)	3,012,973	3,027,659
Radnor RE, Ltd., ICE LIBOR USD 1 Month + 0.9500%, 1.1216%, 2/25/30 (144A)‡	680,245	673,179
Radnor RE, Ltd., ICE LIBOR USD 1 Month + 1.4500%, 1.6216%, 2/25/30 (144A)‡	2,250,000	2,005,651
Sequoia Mortgage Trust, 2.5000%, 5/25/43 (144A)‡	2,745,998	2,838,311
Sequoia Mortgage Trust, 0.2883%, 11/25/48 (144A)‡,(b)	4,796,886	14,129
Sequoia Mortgage Trust, 3.5000%, 9/25/49 (144A)‡	419,609	431,045
Sequoia Mortgage Trust, 4.0000%, 9/25/49 (144A)‡	1,175,278	1,227,522
Spruce Hill Mortgage Loan Trust, 3.4070%, 6/25/55 (144A)‡	11,960,471	11,950,796
Starwood Mortgage Residential Trust, 2.7180%, 4/25/60 (144A)‡	7,583,104	7,716,280
Station Place Securitization Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0790%, 10/24/20 (144A)‡	3,464,000	3,463,779
Towd Point HE Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0716%, 4/25/48 (144A)‡	2,033,633	2,004,939
Verus Securitization Trust, 3.8490%, 3/25/58 (144A)‡	47,220	47,609

Total Mortgage-Backed Securities (cost $686,685,189)		694,197,845

Investment Companies - 21.0%
Money Market Funds - 21.0%
STIT - Government and Agency Portfolio, 0.0551%	102,848,836	102,848,836
Total Money Market Funds (cost $102,848,836)		102,848,836

Total Investments (total cost $794,825,955) - 163.7%		802,342,286

Liabilities, net of Cash, Receivables and Other Assets - (63.7%)		(312,149,077)

Net Assets - 100%			$490,193,209

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$799,663,456	99.7%
Bermuda	2,678,830	0.3
Total	$802,342,286	100.0%

Schedule of TBA sales commitments - (% of Net Assets)
	Principal Amounts	Value

Securities Sold Short - (15.7)%
Mortgage-Backed Securities - (15.7)%
Federal National Mortgage Association, 2.5000%, TBA, 15 Year Maturity(a)	$(14,711,589)	$(15,441,136)
Federal National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(a)	(6,106,000)	(6,414,292)
Federal National Mortgage Association, 3.0000%, TBA, 30 Year Maturity(a)	(52,292,000)	(55,319,707)

Total Securities Sold Short (proceeds $76,905,540)		$(77,175,135)

Summary of Investments by Country - (Short Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$ (77,175,135)	100.0%

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Depreciation	Variation Margin Asset
Futures Sold:
10-Year U.S. Ultra Long Treasury Note	60	09/21/20	(9,555,000)	$(159,462)	$142,965
5-Year U.S. Treasury Note	235	09/30/20	(29,639,375)	(135,247)	121,255

Total				$(294,709)	$264,220

Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2020

Derivative	Market Value
Futures contracts, purchased	$12,833,202
Futures contracts, sold	10,880,977
Centrally Cleared Credit default swaps, buy protection	(8,505)

Notes to Schedule of Investments and Other Information (unaudited)

ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

¤	Zero coupon bond.
‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2020.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31,

2020 is $91,850,835 which represents 18.7% of net assets.

(a)	Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
(b)	IO – Interest Only

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$5,295,605		$—
Mortgage-Backed Securities	—	694,197,845		—
Investment Companies	102,848,836	—		—
Total Investments in Securities	$102,848,836	$699,493,450	$
Other Financial Instruments(a):
Variation Margin Receivable	$264,220	$—		$—
Total Assets	$103,113,056	$699,493,450		$—

Liabilities TBA sales commitments(a):
Mortgage-Backed Securities	$—	$77,175,135		$—
Total Liabilities	$—	$77,175,135		$—

(a) Other financial instruments include futures contracts. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.